Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
20.
Financial Instruments

Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements as of December 31, 2024 and 2023, respectively.

	Carrying amount per measurement category
	Financial assets as of December 31, 2024		Financial liabilities as of December 31, 2024
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2024
Current/non-current assets
Cash and cash equivalents	—	236,748	—	—	—	236,748
Short-term deposits*	—	367,704	—	—	—	367,704
Accounts receivables	—	5,857	—	—	—	5,857
Other current/non-current assets*	—	1,244	—	—	19,252	20,496
Current/non-current liabilities
Accounts payables	—	—	—	20,693	—	20,693
Other current liabilities	—	—	—	50	6,755	6,805
Liabilities for warrants	—	—	1,730	—	—	1,730
Lease liabilities	—	—	—	—	16,203	16,203
Total	—	611,553	1,730	20,743	42,210

	Carrying amount per measurement category
	Financial assets as of December 31, 2023		Financial liabilities as of December 31, 2023
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2023
Current/non-current assets
Cash and cash equivalents	—	218,472	—	—	—	218,472
Short-term deposits*	—	207,423	—	—	—	207,423
Accounts receivables	—	4,093	—	—	—	4,093
Other current/non-current assets*	—	4,552	—	—	16,847	21,399
Current/non-current liabilities
Accounts payables	—	—	—	24,280	926	25,206
Other current liabilities	—	—	—	50	9,298	9,348
Liabilities for warrants	—	—	18,993	—	—	18,993
Lease liabilities	—	—	—	—	15,402	15,402
Total	—	434,540	18,993	24,330	42,473

* “Short-term deposits” are classified within the balance sheet item “other financial assets”. Other current/non-current assets classified as financial instruments comprise mainly of deposits.

The book value of financial assets and liabilities other than lease liabilities and liabilities for warrants represent a reasonable approximation of the fair value.

All financial assets and financial liabilities classified as "at fair value through profit and loss" are measured by using quoted prices in an active market for identical assets and liabilities (Level 1), respectively.

Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Profit and Loss as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders.

The Group’s net results from financial instruments by measurement categories are disclosed below for the years ended December 31, 2024, 2023 and 2022, respectively.

	Year ended December 31,
(Euros in thousands)	2024	2023	2022
Financial assets at amortized cost	43,583	7,612	1,849
Financial assets at fair value through profit and loss	—	—	—
Financial liabilities at amortized cost	(886)	(802)	(712)
Financial liabilities at fair value through profit and loss	17,264	(2,079)	10,945
Total	59,961	4,731	12,082

The following table shows the changes of the liabilities from financing activities, classified as cash effective and non-cash effective as of December 31, 2024 and 2023, respectively.

(Euros in thousands)	January 1, 2024	Cash effective	Non-cash effective	December 31, 2024
Liabilities for warrants	18,993	—	(17,263)	1,730
Lease Liabilities	15,402	(2,012)	2,813	16,203
Total	34,395	(2,012)	(14,450)	17,933

(Euros in thousands)	January 1, 2023	Cash effective	Non-cash effective	December 31, 2023
Liabilities for warrants	16,914	—	2,079	18,993
Lease Liabilities	14,563	(3,850)	4,689	15,402
Total	31,477	(3,850)	6,768	34,395